Asset Retirement Obligation	12 Months Ended
Mar. 31, 2011
Asset Retirement Obligation
Asset Retirement Obligation

13.    Asset Retirement Obligations

KONAMI has asset retirement obligations arising from the contractual requirements to perform certain asset retirement activities at the time that certain leasehold improvements relating primarily to the office and the health and fitness facilities are disposed of. The liability was initially measured at fair value and subsequently is adjusted for accretion expenses and changes in amount or timing of estimated cash flows. The corresponding asset retirement costs are capitalized as part of the carrying amount of related long-lived assets and depreciated over the assets' useful life.

The following table presents the activity for asset retirement obligations for the years ended March 31, 2010 and 2011:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Balance at beginning of year	¥3,803	¥3,384	$40,698
Accretion expense	82	83	998
Liabilities settled	(1,006)	(271)	(3,259)
Additional liabilities incurred	138	111	1,335
Changes in estimates, including timing	367	117	1,407

Balance at end of year	¥3,384	¥3,424	$41,179